Submission	Nov. 13, 2024
Submission [Line Items]
Central Index Key	0001040971
Registrant Name	SL GREEN REALTY CORP
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES